SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Revenues from contracts with customers
Sale of goods and services	$ 59,596,050	$ 84,038,761	$ 258,976,239	$ 340,515,393
Royalties	443,102	189,175	1,385,858	838,516
Initial recognition and changes in the fair value of biological assets at the point of harvest	990,940	(56,756)	1,578,993	281,372
Total	60,586,990	83,982,005	260,555,232	340,796,765
Cost of sales	(36,738,969)	(41,337,736)	(154,085,421)	(201,664,054)
Gross profit per segment	$ 23,848,021	$ 42,644,269	$ 106,469,811	$ 139,132,711
% Gross margin	39.00%	51.00%	41.00%	41.00%
Seed and integrated products
Revenues from contracts with customers
Royalties	$ 443,102	$ 189,175	$ 1,385,858	$ 838,516
Initial recognition and changes in the fair value of biological assets at the point of harvest	990,940	(56,756)	1,578,993	281,372
Total	10,169,419	8,351,680	54,659,873	63,116,607
Cost of sales	(7,665,599)	(6,115,506)	(35,533,975)	(42,331,794)
Gross profit per segment	$ 2,503,820	$ 2,236,174	$ 19,125,898	$ 20,784,813
% Gross margin	25.00%	27.00%	35.00%	33.00%
Crop protection
Revenues from contracts with customers
Total	$ 42,644,480	$ 46,941,996	$ 139,560,430	$ 173,971,462
Cost of sales	(25,979,914)	(28,993,799)	(87,700,053)	(110,242,995)
Gross profit per segment	$ 16,664,566	$ 17,948,197	$ 51,860,377	$ 63,728,467
% Gross margin	39.00%	38.00%	37.00%	37.00%
Crop nutrition
Revenues from contracts with customers
Total	$ 7,773,091	$ 28,688,329	$ 66,334,929	$ 103,708,696
Cost of sales	(3,093,456)	(6,228,431)	(30,851,393)	(49,089,265)
Gross profit per segment	$ 4,679,635	$ 22,459,898	$ 35,483,536	$ 54,619,431
% Gross margin	60.00%	78.00%	53.00%	53.00%
Sale of goods and services
Revenues from contracts with customers
Sale of goods and services	$ 59,152,948	$ 83,849,586	$ 257,590,381	$ 339,676,877
Sale of goods and services | Seed and integrated products
Revenues from contracts with customers
Sale of goods and services	8,735,377	8,219,261	51,695,022	61,996,719
Sale of goods and services | Crop protection
Revenues from contracts with customers
Sale of goods and services	42,644,480	46,941,996	139,560,430	173,971,462
Sale of goods and services | Crop nutrition
Revenues from contracts with customers
Sale of goods and services	$ 7,773,091	$ 28,688,329	$ 66,334,929	$ 103,708,696